capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
capital structure financial policies
EBITDA	$ 6,840	$ 6,431
Restructuring and other costs, net of disbursements	(34)	206
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing	(201)	(143)
Effects of lease principal	(661)	(538)
Share-based compensation, net of employee share purchase plan cash outflows	165	128
Net employee defined benefit plans expense	73	72
Employer contributions to employee defined benefit plans	(22)	(28)
Loss from equity accounted investments and other	18	26
Interest paid	(1,330)	(1,196)
Interest received	33	23
Capital expenditures (excluding acquisition from related party)	(2,542)	(2,822)
Capital expenditure for acquisition from related party	(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party	94
Free cash flow before income taxes	2,340	2,159
Income taxes paid, net of refunds	(358)	(389)
Free cash flow	1,982	1,770
Capital expenditures	2,635	2,822
Effects of lease principal	661	538
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash	(431)	(631)
Cash provided by operating activities	$ 4,847	$ 4,499